Risk Management - Summary of Maturity Schedule of the Company's Finance Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of finance debt [line items]
Total	$ 63,260	$ 84,175
Undiscounted Finance Debt [member]
Disclosure of finance debt [line items]
Principal	65,284	85,279
Interest	43,859	51,359
Total	109,143	136,638
Not later than one year [member]
Disclosure of finance debt [line items]
Total	4,469	3,667
Not later than one year [member] | Undiscounted Finance Debt [member]
Disclosure of finance debt [line items]
Principal	3,551
Interest	3,295
Total	6,846
Later than one year and not later than two years [member]
Disclosure of finance debt [line items]
Total	3,971	3,921
Later than one year and not later than two years [member] | Undiscounted Finance Debt [member]
Disclosure of finance debt [line items]
Principal	4,217
Interest	3,201
Total	7,418
Later than two years and not later than three years [member]
Disclosure of finance debt [line items]
Total	4,689	7,012
Later than two years and not later than three years [member] | Undiscounted Finance Debt [member]
Disclosure of finance debt [line items]
Principal	4,829
Interest	3,024
Total	7,853
Later than three years and not later than four years [member]
Disclosure of finance debt [line items]
Total	8,036	10,317
Later than three years and not later than four years [member] | Undiscounted Finance Debt [member]
Disclosure of finance debt [line items]
Principal	8,139
Interest	2,738
Total	10,877
Later than four years and not later than five years [member]
Disclosure of finance debt [line items]
Total	8,537	$ 11,951
Later than four years and not later than five years [member] | Undiscounted Finance Debt [member]
Disclosure of finance debt [line items]
Principal	8,627
Interest	2,354
Total	10,981
Later than five years [member] | Undiscounted Finance Debt [member]
Disclosure of finance debt [line items]
Principal	35,921
Interest	29,247
Total	$ 65,168